Property and equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property and equipment
Property and equipment, net	$ 219,796	$ 281,312
Leasehold improvements
Property and equipment
Property and equipment, net	203,169	276,578
Furniture, fittings and equipment
Property and equipment
Property and equipment, net	$ 16,627	$ 4,734